Significant Related Party Transactions - Significant Transactions between Company and Other Related Parties (Detail) ¥ in Thousands, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2023 TWD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	$ 502,149		$ 620,013		$ 16,007
Acquisition of investments accounted for under the equity method, Purchase price	36,869,092		33,274,869		$ 1,175,298
Acquisition of intangible assets	2,988,751	$ 95,274	2,799,420	$ 2,546,516
Cash dividends from investees	1,823,551		1,070,614	1,870,372
Disposal of subsidiary ownership	0			0
Trading Capital Amount | ¥							¥ 4,416,624
Purchase price				21,209,443
UNIMICRON Holding Limited [Member]
Disclosure of transactions between related parties [line items]
Cash dividends from investees	1,231,242
SIS - SIS SEMICONDUCTOR (SHANDONG) CO., LTD [member]
Disclosure of transactions between related parties [line items]
Gain on disposal			352
Disposal price			341,387
Trading capital | ¥						¥ 30,000
FARADAY TECHNOLOGY CORP. [member]
Disclosure of transactions between related parties [line items]
Acquisition of investments accounted for under the equity method, Purchase price	2,489,096		2,484,001
Acquisition of intangible assets	306,819		310,460	323,551
FARADAY TECHNOLOGY CORP. [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	336,736		456,332
ARTERY TECHNOLOGY CORPORATION, LTD. [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	76,840		148,508
Associates [member]
Disclosure of transactions between related parties [line items]
Operating revenues	4,386,941		3,611,015	3,018,171
Cash dividends from investees	592,309		1,070,614	1,870,372
Associates [member] | Stock of FARADAY [Member]
Disclosure of transactions between related parties [line items]
Acquisition of investments accounted for under the equity method, Purchase price			$ 533,973
Acquisition of investments accounted for under the equity method, Trading Volume | shares			1,723
Associates [member] | Stock Of UNIMICRON [member]
Disclosure of transactions between related parties [line items]
Acquisition of investments accounted for under the equity method, Purchase price				$ 608,224
Acquisition of investments accounted for under the equity method, Trading Volume | shares				4,945
Other related party [member]
Disclosure of transactions between related parties [line items]
Operating revenues	0		$ 0	$ 4,463
Mask expenditure	2,377,931		2,285,797	2,375,225
Other payables of mask expenditure	780,692		621,737
All other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	4,386,941		3,611,015	3,022,634
Others [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	15,943		493
Other Associates [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	$ 72,630		$ 14,680
XIAMEN JINYUAN INDUSTRIAL DEVELOPMENT CO., LTD. [member] | Increase of ownership stake in the subsidiary company USCXM [member]
Disclosure of transactions between related parties [line items]
Trading Capital Amount | ¥							3,741,862
Purchase price				17,945,970
FUJIAN ELECTRONICS & INFORMATION INDUSTRY ENTREPRENEURSHIP INVESTMENT LIMITED PARTNERSHIP [member] | Increase of ownership stake in the subsidiary company USCXM [member]
Disclosure of transactions between related parties [line items]
Trading Capital Amount | ¥							¥ 674,762
Purchase price				$ 3,263,473